LEASES (Details Narrative) - Selling, general and administrative expense [member] - HKD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Warehouse rent	$ 216,036	$ 216,036	$ 216,036
Variable lease payments	$ 193,829	$ 193,829	$ 193,829